First Trust S&P 500 Economic Moat ETF (EMOT)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 2.0%
43	Lockheed Martin Corp.	$20,085
	Beverages — 4.0%
315	Coca-Cola (The) Co.	20,050
121	PepsiCo, Inc.	19,956
		40,006
	Broadline Retail — 2.0%
106	Amazon.com, Inc. (a)	20,485
	Capital Markets — 2.0%
45	S&P Global, Inc.	20,070
	Commercial Services & Supplies — 2.0%
367	Copart, Inc. (a)	19,877
	Communications Equipment — 2.1%
434	Cisco Systems, Inc.	20,619
	Consumer Staples Distribution & Retail — 2.0%
299	Walmart, Inc.	20,245
	Financial Services — 4.0%
48	Berkshire Hathaway, Inc., Class B (a)	19,527
45	Mastercard, Inc., Class A	19,852
		39,379
	Health Care Equipment & Supplies — 1.9%
38	IDEXX Laboratories, Inc. (a)	18,514
	Health Care Providers & Services — 4.0%
34	McKesson Corp.	19,857
40	UnitedHealth Group, Inc.	20,371
		40,228
	Hotels, Restaurants & Leisure — 7.8%
5	Booking Holdings, Inc.	19,807
78	McDonald’s Corp.	19,878
249	Starbucks Corp.	19,385
144	Yum! Brands, Inc.	19,074
		78,144
	Household Products — 6.1%
212	Colgate-Palmolive Co.	20,573
146	Kimberly-Clark Corp.	20,177
120	Procter & Gamble (The) Co.	19,790
		60,540
	Interactive Media & Services — 4.0%
110	Alphabet, Inc., Class C	20,176
39	Meta Platforms, Inc., Class A	19,665
		39,841
Shares	Description	Value

	IT Services — 4.1%
69	Accenture PLC, Class A	$20,935
110	VeriSign, Inc. (a)	19,558
		40,493
	Life Sciences Tools & Services — 2.0%
14	Mettler-Toledo International, Inc. (a)	19,566
	Personal Care Products — 1.9%
174	Estee Lauder (The) Cos., Inc., Class A	18,514
	Pharmaceuticals — 2.0%
113	Zoetis, Inc.	19,590
	Professional Services — 1.9%
80	Automatic Data Processing, Inc.	19,095
	Semiconductors & Semiconductor Equipment — 13.8%
83	Applied Materials, Inc.	19,587
13	Broadcom, Inc.	20,872
24	KLA Corp.	19,788
19	Lam Research Corp.	20,232
158	NVIDIA Corp.	19,519
92	QUALCOMM, Inc.	18,325
100	Texas Instruments, Inc.	19,453
		137,776
	Software — 12.6%
43	Adobe, Inc. (a)	23,888
64	Cadence Design Systems, Inc. (a)	19,696
327	Fortinet, Inc. (a)	19,708
33	Intuit, Inc.	21,688
45	Microsoft Corp.	20,113
141	Oracle Corp.	19,909
		125,002
	Specialty Retail — 8.2%
7	AutoZone, Inc. (a)	20,749
58	Home Depot (The), Inc.	19,966
88	Lowe’s Cos., Inc.	19,400
20	O’Reilly Automotive, Inc. (a)	21,121
		81,236
	Technology Hardware, Storage & Peripherals — 3.9%
93	Apple, Inc.	19,588
545	HP, Inc.	19,086
		38,674

First Trust S&P 500 Economic Moat ETF (EMOT)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods — 3.6%
211	NIKE, Inc., Class B	$15,903
462	Tapestry, Inc.	19,769
		35,672
	Tobacco — 2.0%
193	Philip Morris International, Inc.	19,557

	Total Investments — 99.9%	993,208
	(Cost $997,164)
	Net Other Assets and Liabilities — 0.1%	1,117
	Net Assets — 100.0%	$994,325

(a)	Non-income producing security.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows:

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 993,208	$ 993,208	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust S&P 500 Economic Moat ETF (EMOT)
Additional Information
June 30, 2024 (Unaudited)
Licensing Information
S&P 500 Economic Moat Index (“Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P on their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for the errors, omissions or interruptions of the Index.